1933 Act/Rule 497(j)


                                            July 28, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:      Phoenix Strategic Equity Series Fund
         Registration Nos. 033-06931 and 811-4727

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on July 28, 2006.

                                            Sincerely,


                                            /s/ Kevin J. Carr
                                            Kevin J. Carr